(Loss)/Earnings Per Share (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013		Dec. 31, 2012
BASIC (LOSS)/EARNINGS PER SHARE
Net (loss)/income attributable to Gold Fields shareholders - Continuing operations	$ (27.2)	$ (268.4)		$ 292.1
Net (loss)/income attributable to Gold Fields shareholders - Discontinued operations	0	20.5	[1],[2]	362.2	[1],[2]
Net (loss)/income attributable to Gold Fields shareholders	(27.2)	(247.9)		654.3
Weighted average number of shares - continuing operations
Shares outstanding - beginning of year	767,160,263	729,536,813		723,735,186
Weighted average number of shares issued	1,981,608	13,069,913		3,724,271
Weighted average number of shares issued at the end of the year	769,141,871	742,606,726		727,459,457
Basic (loss)/earnings per share - Continuing operations	$ (0.04)	$ (0.36)		$ 0.40
Basic (loss)/earnings per share - Discontinued operations		$ 0.03	[1]	$ 0.50	[1]
DILUTED (LOSS)/EARNINGS PER SHARE
Net (loss)/income attributable to Gold Fields shareholders - Continuing operations	(27.2)	(268.4)		292.1
Net (loss)/income attributable to Gold Fields shareholders - Discontinued operations	0	20.5	[1],[2]	362.2	[1],[2]
Net (loss)/income attributable to Gold Fields shareholders	$ (27.2)	$ (247.9)		$ 654.3
Weighted average number of shares - continuing operations
Weighted average number of shares issued at the end of the year	769,141,871	742,606,726		727,459,457
Effect of dilutive securities				3,264,493	[3]
Weighted Average Number of Shares Outstanding, Diluted	769,141,871	742,606,726		730,723,950
Diluted (loss)/earnings per share - Continuing operations	$ (0.04)	$ (0.36)		$ 0.40
Diluted (loss)/earnings per share - Discontinuing operations		$ 0.03	[2]	$ 0.50	[2]

[1]	Basic earnings per share from discontinued operations Basic earnings per share is calculated by dividing the profit attributable to ordinary shareholders from discontinued operations of $nil (fiscal 2013: $20.5 million and fiscal 2012: $362.2 million) by the weighted average number of ordinary shares in issue in fiscal 2014 of 769,141,871 (fiscal 2013: 742,606,726 and fiscal 2012: 727,459,457).
[2]	Diluted earnings per share from discontinued operations Diluted earnings per share is calculated on the basis of profit attributable to ordinary shareholders from discontinued operations of $nil (fiscal 2013: $20.5 million and fiscal 2012: $362.2 million) and 769,141,871 shares, being the diluted number of ordinary shares in issue in fiscal 2014 (fiscal 2013: 742,606,726 and fiscal 2012: 730,723,950).
[3]	Dilutive securities comprise the dilutive effect of share options. Refer note 18 for details of share option schemes. In fiscal 2014 and 2013, due to the loss from continuing operations, the effect of dilutive securities was not considered in the dilutive earnings per share calculation.